Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 2,080,255
EBP, Asset Held for Investment	$ 136,018,781
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	4.25%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	9.50%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	9.50%
EBP, Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,787,728
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,787,728
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,731,716
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,731,716
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	118,650,066
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	118,650,066
EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,626,664
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,626,664
Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	142,352
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	142,352
EBP, Employer, Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,769,016
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,769,016
Investment, Identifier [Axis]: 2010 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	55,673
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 683,113
EBP, Investment, Number of Shares | shares	55,673
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 683,113
Investment, Identifier [Axis]: 2015 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	110,283
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,420,442
EBP, Investment, Number of Shares | shares	110,283
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,420,442
Investment, Identifier [Axis]: 2020 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	238,354
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,391,775
EBP, Investment, Number of Shares | shares	238,354
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,391,775
Investment, Identifier [Axis]: 2025 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	869,142
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,045,333
EBP, Investment, Number of Shares | shares	869,142
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,045,333
Investment, Identifier [Axis]: 2030 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	860,524
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,152,036
EBP, Investment, Number of Shares | shares	860,524
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,152,036
Investment, Identifier [Axis]: 2035 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	688,844
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,465,732
EBP, Investment, Number of Shares | shares	688,844
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,465,732
Investment, Identifier [Axis]: 2040 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	405,200
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,376,336
EBP, Investment, Number of Shares | shares	405,200
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,376,336
Investment, Identifier [Axis]: 2045 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	529,977
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,756,555
EBP, Investment, Number of Shares | shares	529,977
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,756,555
Investment, Identifier [Axis]: 2050 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	286,087
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,791,695
EBP, Investment, Number of Shares | shares	286,087
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,791,695
Investment, Identifier [Axis]: 2055 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	135,520
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,084,583
EBP, Investment, Number of Shares | shares	135,520
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,084,583
Investment, Identifier [Axis]: 2060 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	150,579
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,089,876
EBP, Investment, Number of Shares | shares	150,579
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,089,876
Investment, Identifier [Axis]: 2065 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	3,059
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 61,723
EBP, Investment, Number of Shares | shares	3,059
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 61,723
Investment, Identifier [Axis]: 2070 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	947
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,220
EBP, Investment, Number of Shares | shares	947
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,220
Investment, Identifier [Axis]: American Beacon Small Cap
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	1,018
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,809
EBP, Investment, Number of Shares | shares	1,018
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,809
Investment, Identifier [Axis]: American Funds EuroPacific Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	1,306
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 79,088
EBP, Investment, Number of Shares | shares	1,306
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 79,088
Investment, Identifier [Axis]: Cohen & Steers Real Estate Securities
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	7,113
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 123,559
EBP, Investment, Number of Shares | shares	7,113
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 123,559
Investment, Identifier [Axis]: Columbia Trust Dividend Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	229,252
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,523,144
EBP, Investment, Number of Shares | shares	229,252
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,523,144
Investment, Identifier [Axis]: Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	60,752
EBP, Investment, Number of Shares | shares	60,752
Investment, Identifier [Axis]: DFA Inflation Protected Securities
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	90,541
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,005,905
EBP, Investment, Number of Shares | shares	90,541
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,005,905
Investment, Identifier [Axis]: Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	32,928
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,827,618
EBP, Investment, Number of Shares | shares	32,928
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,827,618
Investment, Identifier [Axis]: Fidelity International Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	34,585
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,102,762
EBP, Investment, Number of Shares | shares	34,585
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,102,762
Investment, Identifier [Axis]: Fidelity Mid Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	31,403
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,159,707
EBP, Investment, Number of Shares | shares	31,403
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,159,707
Investment, Identifier [Axis]: Fidelity Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	105,006
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,247,840
EBP, Investment, Number of Shares | shares	105,006
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,247,840
Investment, Identifier [Axis]: Fidelity US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	19,777
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 208,843
EBP, Investment, Number of Shares | shares	19,777
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 208,843
Investment, Identifier [Axis]: Hood River Small-Cap
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	4,343
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 387,535
EBP, Investment, Number of Shares | shares	4,343
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 387,535
Investment, Identifier [Axis]: Instl US Govt Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	0
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,465
EBP, Investment, Number of Shares | shares	0
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,465
Investment, Identifier [Axis]: Janus Henderson
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	2,222
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 320,569
EBP, Investment, Number of Shares | shares	2,222
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 320,569
Investment, Identifier [Axis]: Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	95,687
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,271,142
EBP, Investment, Number of Shares | shares	95,687
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,271,142
Investment, Identifier [Axis]: MFS Mid Cap
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	43,343
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,354,463
EBP, Investment, Number of Shares | shares	43,343
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,354,463
Investment, Identifier [Axis]: New World Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	2,335
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 217,509
EBP, Investment, Number of Shares | shares	2,335
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 217,509
Investment, Identifier [Axis]: New York Life Anchor
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	5,714,095
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,787,728
EBP, Investment, Number of Shares | shares	5,714,095
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,787,728
Investment, Identifier [Axis]: Notes receivable
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	0
EBP, Investment, Number of Shares | shares	0
Investment, Identifier [Axis]: Prudential High-Yield
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	78,933
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 382,827
EBP, Investment, Number of Shares | shares	78,933
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 382,827
Investment, Identifier [Axis]: Prudential Total Return Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	119,434
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,454,711
EBP, Investment, Number of Shares | shares	119,434
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,454,711
Investment, Identifier [Axis]: Reliance/Metlife Stable
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	1,006
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 208,572
EBP, Investment, Number of Shares | shares	1,006
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 208,572
Investment, Identifier [Axis]: T. Rowe Price U.S. Equity Research I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	61,506
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,144,295
EBP, Investment, Number of Shares | shares	61,506
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,144,295